Commitments And Contingencies (Schedule Of The Investment Portfolio At Fair Value) (Detail)	Dec. 31, 2011
Commitments And Contingencies [Abstract]
Investment-grade corporate securities	80.00%
Securities of state and municipal governments	11.00%
Below-investment-grade securities	5.00%
Policy loans, which are secured by the underlying insurance policy values	3.00%
Other fixed maturities, equity securities, mortgages, real estate, other long-term investments, and short-term investments	1.00%
Total	100.00%